Frontier MFG Global Sustainable Fund
Frontier MFG Global Sustainable Fund
Investment Objective.

The investment objective of the Frontier MFG Global Sustainable Fund (the “Fund”) is to seek attractive risk-adjusted returns over the medium- to long-term while reducing the risk of permanent capital loss.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Frontier MFG Global Sustainable Fund - USD ($)	Institutional Class Shares	Service Class Shares
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Service Fee (for shares redeemed by wire)	$ 15.00	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Frontier MFG Global Sustainable Fund		Institutional Class Shares	Service Class Shares
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee	[1]	none	0.15%
Additional Other Expenses	[1]	0.65%	0.65%
Total Other Expenses		0.65%	0.80%
Total Annual Fund Operating Expenses		1.45%	1.60%
Fee Waiver	[2]	(0.65%)	(0.65%)
Total Annual Fund Operating Expenses After Fee Waiver		0.80%	0.95%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund's average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap agreement will continue in effect until October 31, 2020, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. The current expense cap agreement can be terminated only by, or with the consent of, the Board of Directors of the Company.

Example.

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Frontier MFG Global Sustainable Fund - USD ($)	1 Year	3 Years
Institutional Class Shares	82	327
Service Class Shares	97	374

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  As the Fund had not yet commenced operations as of the date of this Prospectus, there is no portfolio turnover information to provide at this time.

Principal Investment Strategy.

Under normal market conditions, the Fund invests at least 80% of its net assets in shares of common stock of issuers listed on U.S. and international stock exchanges that meet the criteria for environmental, social and governance (“ESG”) and low carbon investments of the Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”).  In selecting ESG investments, MFG Asset Management reviews a broad spectrum of ESG issues for their materiality of impact on the future earnings and risks of companies.  MFG Asset Management considers amongst other things and where applicable: environmental issues, such as climate change and pollution; social issues, such as human rights and health and safety; and corporate governance issues, such as governance and compensation structures.  The choice of ESG factors for any company will vary by industry and company.  In addition, MFG Asset Management incorporates a proprietary process that facilitates the identification of companies with materially lower carbon factor risk through the analysis of factors such as carbon emissions intensity and fossil fuel exposure.

The Fund invests in a non-diversified portfolio of high quality companies, which are companies that MFG Asset Management believes are market leaders in their industry, earn returns on capital above the cost of capital, and have long term and sustainable competitive advantages.  The Fund will normally hold a limited number (generally 20 to 50) of companies in its portfolio that meet these criteria.  The Fund may invest in forward foreign currency contracts for currency hedging purposes.  Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and will invest at least 40% of its net assets in non-U.S. companies.  MFG Asset Management may reduce this 40% minimum investment amount to 30% if it deems market conditions to be unfavorable.  With respect to its non-U.S. investments, the Fund invests in companies located in developed countries but may also invest in emerging markets as part of its principal investment strategy.  The Fund may invest in companies of any size, but generally invests in companies with a market capitalization of at least $5 billion.

As a temporary measure during unusual economic or market conditions, MFG Asset Management may take steps to reduce the Fund’s exposure to market risk by short selling futures contracts.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  Volatility in share price is an inherent characteristic of equity markets.  Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.  Market volatility may have adverse effects on the Fund.

Common Stocks Risks.  Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Non-Diversification Risks.  The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified.  Gains or losses on a single stock may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Derivatives Risk.  Some of the Fund’s investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate, or index.  Investing in derivatives involves special risks including liquidity, operational, counterparty, accounting and tax risks.  Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any.  The Fund may not be able to close a derivatives position at an advantageous time or price.  For over the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress.  For example, the Fund will invest in forward foreign currency contracts to hedge against currency risks as part of its principal investment strategy, which will subject the Fund to counterparty risk.  Derivatives may be illiquid and difficult to price.  In addition, there is a risk that the Fund may be unable to terminate or sell a derivative position.  These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.  Futures contracts and options may not always be successful hedges and using them could lower the Fund’s total return.  The value of a derivative may not correlate to the value of the underlying instrument to the extent expected.

Counterparty Risk.  The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, such as forward foreign currency contracts, repurchase agreements, reverse repurchase agreements, and other transactions.  If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund.  If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

ESG and Low Carbon Investing Risk.  In pursuing MFG Asset Management’s ESG and low carbon investment strategy, there is a risk that the Fund may invest in companies that underperform the global equity markets or other companies in a portfolio that do not employ such strategy because the Fund’s universe of investments may be smaller than that of other funds.  The Fund may forgo opportunities to gain exposure to certain companies, industries, sectors or countries, and it may choose to sell a security when it might otherwise be disadvantageous to do so.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes.

Emerging Markets Risks.  Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

Currency Risks.  The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Large Capitalization Risks.  Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges.

New Fund Risks.  As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell the quantity or sell at the time and price that MFG Asset Management would like to sell.  MFG Asset Management may have to lower the price, sell other securities instead or forego an investment opportunity.

Market Risk Reduction Strategy Risk.  As a temporary measure during unusual economic or market conditions, the Fund may engage in short sales of futures contracts.  Short-sale strategies are riskier than long investment strategies. The Fund could incur potentially unlimited losses.

Cybersecurity Risks.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached.  The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance.
Performance information for the Fund is not included because the Fund only recently commenced operations.